F

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	Australia - 0.4%
2,942	Rio Tinto Ltd.	$ 353,367

	Bermuda - 1.0%
4,025	Arch Capital Group Ltd.(a)	404,633
5,118	Viking Holdings Ltd.(a)	534,063
		938,696
	Canada - 2.3%
8,971	Barrick Mining Corporation	329,268
1,354	Celestica, Inc.(a)	448,062
10,431	Kinross Gold Corporation	240,503
7,656	Magna International, Inc.	525,085
6,450	Nutrien Ltd.	445,224
1,597	Restaurant Brands International, Inc.	118,210
		2,106,352
	Cayman Islands - 0.2%
21,865	CK Hutchison Holdings Ltd.	205,198

	France - 0.3%
2,522	Capgemini S.E.	298,195

	Hong Kong - 0.2%
10,785	Sun Hung Kai Properties Ltd.	169,425

	Ireland - 5.4%
5,673	Seagate Technology Holdings PLC	4,856,825

	Italy - 2.8%
17,275	Eni SpA	477,857
110,903	Intesa Sanpaolo SpA	836,538
5,788	Leonardo SpA	368,018
9,208	UniCredit SpA	866,841
		2,549,254
	Japan - 9.1%
39,200	Astellas Pharma, Inc.	542,293

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Japan - 9.1% (Continued)
14,600	Central Japan Railway Company	$ 365,796
21,800	Chubu Electric Power Company, Inc.	381,702
14,500	Daiwa House Industry Company Ltd.	426,146
37,200	Denso Corporation	459,820
24,000	Kansai Electric Power Company, Inc. (The)	367,977
2,800	Kioxia Holdings Corporation(a),	817,978
22,900	Kirin Holdings Company Ltd.	424,844
21,700	Kubota Corporation	374,293
16,300	MS&AD Insurance Group Holdings, Inc.	504,239
9,368	Otsuka Holdings Company Ltd.	653,282
29,300	Shionogi & Company Ltd.	535,386
820	SMC Corporation	363,087
11,300	Sompo Holdings, Inc.	504,966
31,600	Sumitomo Corporation	331,539
21,800	Sumitomo Mitsui Financial Group, Inc.	933,231
7,500	Toyota Tsusho Corporation	316,731
		8,303,310
	Netherlands - 2.2%
18,945	ABN AMRO Bank N.V. 144A(b)	852,296
4,341	Koninklijke Ahold Delhaize N.V.	172,058
8,179	LyondellBasell Industries N.V., Class A	507,752
4,982	NN Group N.V.	468,948
		2,001,054
	Spain - 3.1%
2,206	ACS Actividades de Construccion y Servicios S.A.	280,680
32,541	Banco Bilbao Vizcaya Argentaria S.A.	908,400
51,584	CaixaBank S.A.	747,668
17,784	Repsol S.A.	541,172
89,307	Telefonica S.A.	369,219
		2,847,139
	Sweden - 0.4%
39,222	Telefonaktiebolaget LM Ericsson, Class B	386,478

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Switzerland - 0.8%
5,447	ABB Ltd.	$ 535,826
950	Galderma Group A.G. 144A(b)	206,542
		742,368
	United Kingdom - 5.2%
5,121	Endeavour Mining plc	242,356
9,391	Imperial Brands plc	357,541
84,247	NatWest Group PLC	801,368
1,042	Next plc	208,470
6,038	nVent Electric PLC	928,825
29,144	Rolls-Royce Holdings plc	576,517
15,398	Shell plc	702,145
17,672	Smith & Nephew plc	275,917
31,705	Tesco PLC	209,159
262,873	Vodafone Group plc	417,515
		4,719,813
	United States - 65.7%
2,605	Alcoa Corporation	117,902
1,951	Allstate Corporation (The)	515,220
8,882	Altria Group, Inc.	606,907
2,741	American Electric Power Company, Inc.	350,437
12,111	Annaly Capital Management, Inc.	275,162
3,442	AppLovin Corporation, Class A(a)	1,362,688
7,446	Archer-Daniels-Midland Company	590,244
82,606	AT&T, Inc.	1,920,590
8,057	Block, Inc.(a)	654,551
14,765	Bristol-Myers Squibb Company	964,302
11,314	Centene Corporation(a)	703,957
1,744	Cigna Group (The)	486,663
8,609	Citigroup, Inc.	1,140,262
13,840	Citizens Financial Group, Inc.	991,636
21,964	Cognizant Technology Solutions Corporation, Class A	1,215,707
327	Comfort Systems USA, Inc.	565,609
6,228	CVS Health Corporation	650,390
15,062	Dell Technologies, Inc., Class C	6,105,684

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	United States – 65.7% (Continued)
14,209	Devon Energy Corporation	$ 641,252
10,508	Dollar General Corporation	1,335,041
13,473	eBay, Inc.	1,536,057
5,428	Edison International	398,252
7,869	Exelon Corporation	360,558
6,790	Expand Energy Corporation	638,464
1,647	Expedia Group, Inc.	485,437
950	FedEx Corporation	292,030
439	Fedex Freight Holding Company, Inc.(a)	61,693
5,941	Fidelity National Information Services, Inc.	265,979
62,104	Ford Motor Company	911,687
10,024	General Motors Company	890,733
7,467	Global Payments, Inc.	627,825
964	HCA Healthcare, Inc.	388,097
144,553	HP, Inc.	3,941,960
3,623	ITT, Inc.	710,036
8,852	Jabil, Inc.	2,788,823
5,397	Johnson & Johnson	1,383,521
33,326	Kenvue, Inc.	641,192
41,168	KeyCorporation	929,985
2,497	Keysight Technologies, Inc.(a)	796,743
6,914	Micron Technology, Inc.	5,690,429
2,924	MKS, Inc.	869,744
2,094	Newmont Corporation	196,229
2,235	NRG Energy, Inc.	300,138
27,165	Omnicom Group, Inc.	2,137,885
33,339	Pfizer, Inc.	833,808
1,547	Simon Property Group, Inc.	354,835
18,749	SS&C Technologies Holdings, Inc.	1,444,610
6,464	State Street Corporation	1,190,410
8,257	Tapestry, Inc.	1,258,119
9,912	Target Corporation	1,432,185
1,690	Teradyne, Inc.	621,396
3,088	United Airlines Holdings, Inc.(a)	374,667

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	United States - 65.7% (Continued)
6,145	US Foods Holding Corporation(a)	$ 618,126
2,799	Valero Energy Corporation	875,807
47,710	Verizon Communications, Inc.	2,233,305
9,954	VICI Properties, Inc.	262,288
		59,937,257

	TOTAL COMMON STOCKS (Cost $69,784,834)	90,414,731

	TOTAL INVESTMENTS – 99.1% (Cost $69,784,834)	$ 90,414,731
	Other Assets in Excess of Liabilities - 0.9%	837,668
	NET ASSETS - 100.0%	$ 91,252,399

Ltd	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Société Europeae

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $1,058,838 or 1.2% of net assets.